EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details) - Investments accounted for using equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Core Office | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.50%	6.50%
Terminal capitalization rate	5.40%	5.30%
Investment horizon (yrs)	11 years	11 years
Core Office | Australia | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.90%	7.00%
Terminal capitalization rate	5.90%	5.80%
Investment horizon (yrs)	10 years	10 years
Core Office | Europe | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	4.80%	4.80%
Terminal capitalization rate	4.90%	4.80%
Investment horizon (yrs)	10 years	10 years
Core Retail | United States | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	7.00%	7.00%
Terminal capitalization rate	5.60%	5.60%
Investment horizon (yrs)	10 years	10 years
Opportunistic Office | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.60%	6.60%
Terminal capitalization rate	5.60%	5.70%
Investment horizon (yrs)	10 years	10 years
Opportunistic Retail | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	11.30%	11.50%
Terminal capitalization rate	7.10%	7.20%
Investment horizon (yrs)	10 years	11 years
Industrial | Discounted cash flow
Disclosure of detailed information about investment property [line items]
Discount rate	6.30%	6.40%
Terminal capitalization rate	5.40%	5.80%
Investment horizon (yrs)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of detailed information about investment property [line items]
Discount rate	5.20%	5.10%